Performance Management	Feb. 13, 2026
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Ultra Short Bond Fund (the “Predecessor Ultra Short Bond Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Ultra Short Bond Fund’s performance from year to year (represented by the performance of the Predecessor Ultra Short Bond Fund’s Institutional Shares). The table shows how the Predecessor Ultra Short Bond Fund’s average annual returns (represented by the average annual returns of the Predecessor Ultra Short Bond Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and additional indices that reflect the principal investment strategies of the Fund. Had the Predecessor Ultra Short Bond Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Ultra Short Bond Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Ultra Short Bond Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Ultra Short Bond Fund (the “Predecessor Ultra Short Bond Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Ultra Short Bond Fund’s performance from year to year (represented by the performance of the Predecessor Ultra Short Bond Fund’s Institutional Shares). The table shows how the Predecessor Ultra Short Bond Fund’s average annual returns (represented by the average annual returns of the Predecessor Ultra Short Bond Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and additional indices that reflect the principal investment strategies of the Fund.
Bar Chart [Heading]	Ultra Short Bond Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]
Best quarter:	2.37%	6/30/2020
Worst quarter:	-1.30%	3/31/2020

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	2.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(1.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Short Duration Bond Fund (the “Predecessor Short Duration Bond Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Short Duration Bond Fund’s performance from year to year (represented by the performance of the Predecessor Short Duration Bond Fund’s Institutional Shares). The table shows how the Predecessor Short Duration Bond Fund’s average annual returns (represented by the average annual returns of the Predecessor Short Duration Bond Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor Short Duration Bond Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Short Duration Bond Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Short Duration Bond Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Short Duration Bond Fund (the “Predecessor Short Duration Bond Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Short Duration Bond Fund’s performance from year to year (represented by the performance of the Predecessor Short Duration Bond Fund’s Institutional Shares). The table shows how the Predecessor Short Duration Bond Fund’s average annual returns (represented by the average annual returns of the Predecessor Short Duration Bond Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Short Duration Bond Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]
Best quarter:	3.95%	6/30/2020
Worst quarter:	-2.26%	3/31/2022

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	3.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(2.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022